Properties. Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 10, 2012
Property, plant and equipment [abstract]
Net exchange differences from translating from functional currency to presentation currency	$ (1,333,819)	$ 1,649,540
Depreciation expense	1,521,725	1,510,213	$ 1,942,735
Impairment loss	(13,311,557)
Gross carrying amount of fully depreciated property, plant and equipment still in use	$ 123,265	$ 38,851
Revaluation surplus				$ 184,272